T. ROWE PRICE Corporate Income Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 3.9%
Other Asset-Backed Securities 3.9%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 2,808 2,889
DB Master Finance
Series 2017-1A, Class A2II
4.03%, 11/20/47 (1) 577 612
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (1) 3,930 4,127
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 2,621 2,793
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 1,076 1,124
FOCUS Brands Funding
Series 2017-1A, Class A2I
3.857%, 4/30/47 (1) 857 859
Jack in the Box Funding
Series 2019-1A, Class A2II
4.476%, 8/25/49 (1) 3,697 3,871
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 6,046 6,054
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 4,772 5,018
Wendy's Funding
Series 2019-1A, Class A2I
3.783%, 6/15/49 (1) 3,764 3,956
Total Asset-Backed Securities
(Cost $30,096) 31,303
BANK LOANS 0.5% (2)
INDUSTRIAL 0.5%
Technology 0.5%
Western Digital, FRN
1M USD LIBOR + 1.50%, 1.615%, 2/27/23  3,886 3,878
Total Industrial 3,878
Total Bank Loans
(Cost $3,863) 3,878

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE PREFERRED STOCKS 0.1%
INDUSTRIAL 0.0%
Consumer Non-Cyclical 0.0%
Elanco Animal Health, 5.00%, 2/1/23  1 73
Total Industrial 73
UTILITY 0.1%
Electric 0.1%
Southern, Series A, 6.75%, 8/1/22  20 986
Total Utility 986
Total Convertible Preferred Stocks
(Cost $1,095) 1,059
CORPORATE BONDS 84.6%
FINANCIAL INSTITUTIONS 38.2%
Banking 24.9%
AIB Group, VR, 4.263%, 4/10/25 (1)(3) 3,480 3,809
Banco Bilbao Vizcaya Argentaria, 1.125%, 9/18/25  3,600 3,579
Banco Santander, 2.749%, 12/3/30  4,400 4,321
Banco Santander Chile, 2.70%, 1/10/25 (1) 3,837 4,056
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,815 2,066
Bank of America, 4.45%, 3/3/26  6,805 7,784
Bank of America, VR, 2.831%, 10/24/51 (3) 4,040 3,822
Bank of America, VR, 3.194%, 7/23/30 (3) 4,895 5,281
Bank of America, VR, 4.271%, 7/23/29 (3) 8,505 9,844
Barclays, VR, 2.645%, 6/24/31 (3) 945 958
Barclays, VR, 2.852%, 5/7/26 (3) 4,380 4,622
BBVA Bancomer, VR, 5.875%, 9/13/34 (1)(3) 4,840 5,401
BNP Paribas, VR, 1.323%, 1/13/27 (1)(3) 10,360 10,300
Citigroup, VR, 2.572%, 6/3/31 (3) 3,625 3,682
Citigroup, VR, 3.98%, 3/20/30 (3) 1,770 2,002
Citigroup, VR, 4.412%, 3/31/31 (3) 5,725 6,648
Citigroup, Series W, VR, 4.00% (3)(4) 1,275 1,288
Credit Agricole, VR, 1.247%, 1/26/27 (1)(3) 5,390 5,334
Credit Suisse Group, VR, 1.305%, 2/2/27 (1)(3) 5,190 5,137
Danske Bank, 5.375%, 1/12/24 (1) 3,625 4,074
Goldman Sachs Group, 3.85%, 1/26/27  4,370 4,884
Goldman Sachs Group, 4.75%, 10/21/45  1,165 1,499
Goldman Sachs Group, VR, 1.992%, 1/27/32 (3) 3,855 3,748
Goldman Sachs Group, VR, 3.814%, 4/23/29 (3) 7,485 8,414

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 4.223%, 5/1/29 (3) 1,755 2,016
HSBC Holdings, 4.95%, 3/31/30  2,770 3,335
HSBC Holdings, VR, 2.848%, 6/4/31 (3) 5,605 5,782
JPMorgan Chase, VR, 1.953%, 2/4/32 (3) 4,010 3,915
JPMorgan Chase, VR, 3.109%, 4/22/51 (3) 3,940 3,972
JPMorgan Chase, VR, 4.203%, 7/23/29 (3) 1,765 2,038
Kookmin Bank, 2.50%, 11/4/30 (1) 3,615 3,594
Morgan Stanley, VR, 1.794%, 2/13/32 (3) 2,900 2,766
Morgan Stanley, VR, 1.928%, 4/28/32 (3) 1,430 1,387
Morgan Stanley, VR, 2.699%, 1/22/31 (3) 7,080 7,317
Morgan Stanley, VR, 5.597%, 3/24/51 (3) 995 1,447
Natwest Group, 5.125%, 5/28/24  4,550 5,093
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (3) 6,590 6,629
Shinhan Bank, VR, 3.875%, 12/7/26 (3) 3,830 3,909
Standard Chartered, VR, 4.644%, 4/1/31 (1)(3)(5) 4,940 5,760
State Street, 2.20%, 3/3/31  4,440 4,427
Sumitomo Mitsui Financial Group, 1.71%, 1/12/31 (5) 3,410 3,274
Truist Financial, VR, 1.267%, 3/2/27 (3) 3,985 3,995
Wells Fargo, VR, 2.572%, 2/11/31 (3) 3,660 3,773
Wells Fargo, VR, 3.068%, 4/30/41 (3) 8,915 9,143
Wells Fargo, VR, 3.90% (3)(4) 1,465 1,471
197,596
Brokerage Asset Managers Exchanges 0.7%
Intercontinental Exchange, 3.00%, 6/15/50  5,605 5,362
5,362
Finance Companies 2.1%
AerCap Ireland Capital, 4.50%, 9/15/23  2,245 2,412
AerCap Ireland Capital, 6.50%, 7/15/25  2,315 2,712
Avolon Holdings Funding, 2.75%, 2/21/28 (1) 1,265 1,203
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 510 539
Park Aerospace Holdings, 5.50%, 2/15/24 (1) 3,910 4,233
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 895 952
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 4,660 4,982
17,033
Insurance 4.0%
Aflac, 3.60%, 4/1/30  3,560 4,000
Aflac, 4.75%, 1/15/49  195 249
Centene, 4.25%, 12/15/27  3,730 3,861
CNO Financial Group, 5.25%, 5/30/29  3,295 3,868
First American Financial, 4.60%, 11/15/24  3,945 4,415
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (1) 3,685 3,687
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50 (1) 5,930 5,712
MGIC Investment, 5.25%, 8/15/28  1,835 1,924
New York Life Insurance, 3.75%, 5/15/50 (1) 3,755 4,138
31,854

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Real Estate Investment Trusts 6.5%
American Campus Communities Operating Partnership, 3.875%,
1/30/31  3,715 4,104
AvalonBay Communities, 2.45%, 1/15/31  5,705 5,850
Boston Properties, 3.25%, 1/30/31  4,285 4,529
Camden Property Trust, 2.80%, 5/15/30  3,285 3,463
Federal Realty Investment Trust, 3.50%, 6/1/30  5,545 6,003
Global Net Lease, 3.75%, 12/15/27 (1) 3,625 3,657
Healthcare Realty Trust, 3.625%, 1/15/28 (5) 4,000 4,360
Hudson Pacific Properties, 3.25%, 1/15/30  5,405 5,574
Life Storage, 2.20%, 10/15/30  3,540 3,462
Life Storage, 4.00%, 6/15/29  3,000 3,351
Regency Centers, 2.95%, 9/15/29  960 999
Regency Centers, 3.70%, 6/15/30  4,135 4,534
Ventas Realty, 4.40%, 1/15/29  1,335 1,519
51,405
Total Financial Institutions 303,250
INDUSTRIAL 43.2%
Basic Industry 1.1%
Alcoa Nederland Holding, 5.50%, 12/15/27 (1) 1,785 1,899
LYB International Finance III, 3.625%, 4/1/51  4,870 4,913
Methanex, 5.125%, 10/15/27  2,355 2,434
9,246
Capital Goods 1.3%
CANPACK, 3.125%, 11/1/25 (1) 2,400 2,436
General Electric, Series D, VR, 3.554% (3)(4) 1,295 1,233
Johnson Electric Holdings, 4.125%, 7/30/24  5,990 6,372
10,041
Communications 8.9%
AT&T, 1.65%, 2/1/28  960 943
AT&T, 3.30%, 2/1/52  2,325 2,102
AT&T, 3.50%, 9/15/53 (1) 3,975 3,699
AT&T, 4.35%, 3/1/29  3,425 3,936
AT&T, 5.35%, 9/1/40  845 1,071
AT&T, 6.375%, 3/1/41  3,000 4,160
CCO Holdings, 4.25%, 2/1/31 (1) 3,710 3,738
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,785 1,909
NTT Finance, 1.162%, 4/3/26 (1) 4,255 4,240
NTT Finance, 1.591%, 4/3/28 (1) 5,185 5,151
NTT Finance, 2.065%, 4/3/31 (1) 1,035 1,031
SBA Tower Trust, 2.328%, 1/15/28 (1) 820 850
SBA Tower Trust, 2.836%, 1/15/25 (1) 3,295 3,507
SBA Tower Trust, 3.448%, 3/15/23 (1) 6,120 6,466
T-Mobile USA, 2.25%, 2/15/26  2,715 2,709
Verizon Communications, 1.75%, 1/20/31  3,420 3,243

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Verizon Communications, 2.875%, 11/20/50  2,030 1,842
Verizon Communications, 2.987%, 10/30/56 (1) 4,687 4,237
Verizon Communications, 3.00%, 11/20/60  1,950 1,744
Verizon Communications, 4.862%, 8/21/46  2,995 3,703
Virgin Media Secured Finance, 4.50%, 8/15/30 (1) 3,625 3,707
Walt Disney, 3.80%, 3/22/30  5,900 6,722
70,710
Consumer Cyclical 7.3%
Booking Holdings, 4.625%, 4/13/30  3,520 4,200
Expedia Group, 3.25%, 2/15/30  3,854 3,948
Ford Motor Credit, 3.375%, 11/13/25  3,705 3,775
Hyundai Capital America, 1.80%, 10/15/25 (1) 1,300 1,315
Hyundai Capital America, 1.80%, 1/10/28 (1) 2,450 2,394
Hyundai Capital America, 2.375%, 10/15/27 (1)(5) 1,360 1,401
Marriott International, 5.75%, 5/1/25  3,130 3,603
Marriott International, Series FF, 4.625%, 6/15/30  3,655 4,164
McDonald's, 3.625%, 9/1/49  1,970 2,124
McDonald's, 4.20%, 4/1/50  1,590 1,865
Nissan Motor, 3.043%, 9/15/23 (1) 2,215 2,329
Nissan Motor, 3.522%, 9/17/25 (1) 3,725 3,957
Prime Security Services Borrower, 3.375%, 8/31/27 (1) 2,345 2,289
QVC, 4.45%, 2/15/25  2,150 2,279
QVC, 4.85%, 4/1/24  1,535 1,650
Ross Stores, 0.875%, 4/15/26  1,820 1,790
Ross Stores, 1.875%, 4/15/31  2,670 2,571
Starbucks, 3.35%, 3/12/50  4,652 4,712
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 2,400 2,609
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 4,095 4,819
57,794
Consumer Non-Cyclical 8.7%
AbbVie, 4.05%, 11/21/39  5,310 6,099
AbbVie, 4.25%, 11/21/49  1,665 1,931
AbbVie, 4.70%, 5/14/45  1,390 1,675
AbbVie, 4.875%, 11/14/48  2,085 2,668
Albertsons, 3.25%, 3/15/26 (1) 4,000 3,955
AstraZeneca, 0.70%, 4/8/26  4,095 3,977
Becton Dickinson & Company, 1.957%, 2/11/31  4,365 4,299
Becton Dickinson & Company, 4.669%, 6/6/47  2,570 3,176
Cardinal Health, 4.90%, 9/15/45  1,600 1,863
Cigna, 2.40%, 3/15/30  3,800 3,853
Cigna, 4.90%, 12/15/48  4,160 5,239
CommonSpirit Health, 2.782%, 10/1/30  1,800 1,858
CVS Health, 5.05%, 3/25/48  3,670 4,644
CVS Health, 5.125%, 7/20/45  265 335
Hasbro, 3.55%, 11/19/26  3,695 4,043

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Mount Sinai Hospitals Group, Series 2017, 3.981%, 7/1/48  294 319
Mount Sinai Hospitals Group, Series 2019, 3.737%, 7/1/49  3,516 3,786
Mount Sinai Hospitals Group, Series 2020, 3.391%, 7/1/50  1,535 1,552
Perrigo Finance Unlimited, 3.15%, 6/15/30  810 832
Perrigo Finance Unlimited, 3.90%, 12/15/24  5,424 5,944
Perrigo Finance Unlimited, 4.375%, 3/15/26  6,045 6,795
68,843
Energy 10.8%
Aker BP, 3.00%, 1/15/25 (1) 5,575 5,770
Aker BP, 3.75%, 1/15/30 (1) 1,905 1,996
Boardwalk Pipelines, 4.45%, 7/15/27  1,110 1,255
Boardwalk Pipelines, 4.95%, 12/15/24  3,250 3,677
Boardwalk Pipelines, 5.95%, 6/1/26  5,035 5,939
BP Capital Markets America, 2.939%, 6/4/51  1,940 1,763
BP Capital Markets America, 3.00%, 2/24/50  2,000 1,858
Cameron LNG, 2.902%, 7/15/31 (1) 1,310 1,388
Cameron LNG, 3.302%, 1/15/35 (1) 2,510 2,710
Cameron LNG, 3.701%, 1/15/39 (1) 1,070 1,170
Canadian Natural Resources, 2.95%, 7/15/30  2,415 2,470
Cenovus Energy, 5.375%, 7/15/25  3,325 3,753
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  3,630 4,156
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  800 927
Diamondback Energy, 4.75%, 5/31/25  1,910 2,146
Energy Transfer Operating, 5.00%, 5/15/50  1,945 2,040
Energy Transfer Operating, 5.50%, 6/1/27  1,685 1,961
Energy Transfer Operating, 6.00%, 6/15/48  1,670 1,904
Hess, 5.60%, 2/15/41  1,962 2,327
Hess, 7.125%, 3/15/33  400 521
Sabine Pass Liquefaction, 5.00%, 3/15/27  5,650 6,533
Sabine Pass Liquefaction, 5.625%, 3/1/25  550 631
Sabine Pass Liquefaction, 5.75%, 5/15/24  2,460 2,792
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 4,277
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  1,705 1,913
Valero Energy, 4.00%, 4/1/29  1,485 1,635
Valero Energy Partners, 4.50%, 3/15/28  420 472
Western Midstream Operating, 4.00%, 7/1/22  3,600 3,654
Woodside Finance, 3.65%, 3/5/25 (1) 6,650 7,103
Woodside Finance, 3.70%, 3/15/28 (1) 6,390 6,726
85,467
Industrial Other 0.2%
Howard Hughes, 5.375%, 8/1/28 (1) 1,785 1,881
1,881
Technology 2.9%
Apple, 2.65%, 2/8/51  8,025 7,531
Fortinet, 2.20%, 3/15/31  2,420 2,409

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Gartner, 3.75%, 10/1/30 (1) 1,820 1,843
Keysight Technologies, 4.60%, 4/6/27  780 914
Oracle, 3.60%, 4/1/50  4,610 4,836
Tencent Holdings, 3.595%, 1/19/28  1,990 2,167
Tencent Holdings, 3.975%, 4/11/29  3,315 3,687
23,387
Transportation 2.0%
JetBlue PTT, Series 2020-1, Class A, 4.00%, 11/15/32  375 408
Kansas City Southern, 3.50%, 5/1/50  4,075 4,207
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 4,555 4,954
Transurban Finance, 2.45%, 3/16/31 (1) 3,335 3,382
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  1,235 1,302
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  1,498 1,480
15,733
Total Industrial 343,102
UTILITY 3.2%
Electric 3.2%
DPL, 4.125%, 7/1/25 (1) 2,065 2,205
Edison International, 3.55%, 11/15/24  3,600 3,891
Edison International, 4.95%, 4/15/25  1,740 1,955
Pacific Gas & Electric, 4.55%, 7/1/30  1,770 1,970
Pacific Gas & Electric, 4.95%, 7/1/50  3,750 4,070
PacifiCorp, 3.30%, 3/15/51  2,575 2,698
Southern California Edison, 2.25%, 6/1/30  1,190 1,190
Southern California Edison, 2.85%, 8/1/29 (5) 4,055 4,274
Southern California Edison, Series 20A, 2.95%, 2/1/51  3,060 2,796
Total Utility 25,049
Total Corporate Bonds
(Cost $652,657) 671,401
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 7.0%
Owned No Guarantee 3.6%
Corp Nacional del Cobre de Chile, 3.15%, 1/15/51 (1) 1,433 1,308
Ooredoo International Finance, 3.75%, 6/22/26  200 222
Ooredoo International Finance, 5.00%, 10/19/25  2,060 2,392
QNB Finance, 2.625%, 5/12/25  3,745 3,921
Saudi Arabian Oil, 3.50%, 4/16/29 (1) 3,500 3,822
Saudi Telecom, 3.89%, 5/13/29  3,700 4,174
SingTel Group Treasury, 1.875%, 6/10/30  6,000 5,941
Syngenta Finance, 4.441%, 4/24/23 (1) 6,755 7,067
28,847

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sovereign 3.4%
Republic of Indonesia, 3.05%, 3/12/51 (5) 2,150 2,092
Republic of Indonesia, 4.35%, 1/11/48  1,625 1,766
Saudi Government International Bond, 3.25%, 10/26/26  3,535 3,850
Saudi Government International Bond, 5.25%, 1/16/50  3,070 3,830
State of Qatar, 3.25%, 6/2/26  7,125 7,815
State of Qatar, 4.40%, 4/16/50 (1)(5) 1,900 2,231
United Mexican States, 3.75%, 4/19/71  2,095 1,812
United Mexican States, 5.00%, 4/27/51 (5) 3,275 3,568
26,964
Total Foreign Government Obligations & Municipalities
(Cost $56,170) 55,811
MUNICIPAL SECURITIES 2.1%
Colorado 0.1%
Colorado HFA, Covenant Living Community, Series B, 2.80%,
12/1/26  790 814
814
Illinois 0.5%
Illinois, Series A, GO, 3.14%, 10/1/24  3,880 3,969
3,969
Texas 1.5%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  4,600 4,549
Dallas Fort Worth Int'l. Airport, Series C, 2.919%, 11/1/50  4,050 4,063
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  3,110 3,165
11,777
Total Municipal Securities
(Cost $16,395) 16,560
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.0%
U.S. Treasury Obligations 1.0%
U.S. Treasury Bonds, 2.00%, 2/15/50 (6) 4,120 4,013
U.S. Treasury Bonds, 4.75%, 2/15/37 (6) 2,595 3,689
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $7,960) 7,702

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 0.05% (7)(8) 9,576 9,576
Total Short-Term Investments
(Cost $9,576) 9,576
SECURITIES LENDING COLLATERAL 1.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.9%
Short-Term Funds 0.9%
T. Rowe Price Short-Term Fund, 0.10% (7)(8) 691 6,912
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 6,912
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK 0.9%
Short-Term Funds 0.9%
T. Rowe Price Short-Term Fund, 0.10% (7)(8) 711 7,106
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank 7,106
Total Securities Lending Collateral
(Cost $14,018) 14,018
Total Investments in Securities 102.2%
(Cost $791,830) $ 811,308
Other Assets Less Liabilities (2.2)% (17,470)
Net Assets 100.0% $ 793,838
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $233,431 and represents 29.4% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Corporate Income Fund

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(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4) Perpetual security with no stated maturity date.
(5) All or a portion of this security is on loan at February 28, 2021.
(6) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
GO General Obligation
HFA Health Facility Authority
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Bank of America, Protection Sold
(Relevant Credit: Boeing, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 * 3,085 20 13 7
Barclays Bank, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 555 3 — 3
Barclays Bank, Protection Sold (Relevant
Credit: JPMorgan Chase, A2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 3,975 100 21 79
BNP Paribas, Protection Sold (Relevant
Credit: Morgan Stanley, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 3,975 90 (40) 130
Citibank, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 1,190 7 (5) 12
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of South Africa, Ba2*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 12,147 (741) (564) (177)
Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 705 4 (3) 7
Total Bilateral Credit Default Swaps, Protection Sold (578) 61
Total Bilateral Swaps (578) 61
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.5%
Credit Default Swaps, Protection Sold 0.5%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S35, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/25 * 8,062 748 766 (18)

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S35, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 * 120,902 2,767 2,811 (44)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (62)
Total Centrally Cleared Swaps (62)
Net payments (receipts) of variation margin to date 300
Variation margin receivable (payable) on centrally cleared swaps $ 238
* Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $153.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,039 U.S. Treasury Long Bond contracts 6/21 165,428 $ (1,348)
Short, 305 U.S. Treasury Notes five year contracts 6/21 (37,810) 189
Long, 146 U.S. Treasury Notes ten year contracts 6/21 19,377 (240)
Long, 453 U.S. Treasury Notes two year contracts 6/21 100,007 (85)
Short, 210 Ultra U.S. Treasury Bonds contracts 6/21 (39,703) 158
Short, 944 Ultra U.S. Treasury Notes ten year
contracts 6/21 (139,093) 1,407
Net payments (receipts) of variation margin to date (224)
Variation margin receivable (payable) on open futures contracts $ (143)

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 6
T. Rowe Price Short-Term Fund, 0.10% — — — ++
Totals $ — # $ — $ 6 +
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 20,061 ¤ ¤ $ 9,576
T. Rowe Price Short-Term Fund,
0.10% 7,221 ¤ ¤ 14,018
Total $ 23,594 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $23,594.

T. ROWE PRICE Corporate Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Corporate Income Fund, Inc.  (the fund)  is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Corporate Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Corporate Income Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Corporate Income Fund

F112-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 786,655 $ — $ 786,655
Convertible Preferred Stocks — 1,059 — 1,059
Short-Term Investments 9,576 — — 9,576
Securities Lending Collateral 14,018 — — 14,018
Total Securities 23,594 787,714 — 811,308
Swaps — 224 — 224
Futures Contracts* 1,754 — — 1,754
Total $ 25,348 $ 787,938 $ — $ 813,286
Liabilities
Swaps* $ — $ 803 $ — $ 803
Futures Contracts* 1,673 — — 1,673
Total $ 1,673 $ 803 $ — $ 2,476
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.